Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of significant accounting policies

(2) Summary of significant accounting policies

Cash and cash equivalents and restricted cash

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

The Company records cash and cash equivalents as restricted when it is unable to freely use such cash and cash equivalents for general operating purposes. At September 30, 2020 and December 31, 2019, restricted cash consists of cash on deposit in a financial institution that is restricted from use for the Company’s corporate credit card program.

The following table provides a reconciliation of cash and cash equivalents and restricted cash on the condensed consolidated balance sheets to the totals presented on the condensed consolidated statements of cash flows (in thousands):

	September 30, 2020		December 31, 2019
Cash and cash equivalents	$		$81,033
Restricted cash			270

Total cash and cash equivalents and restricted cash as presented on the condensed consolidated statements of cash flows		$	$81,303

Trade accounts receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its account receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ respective financial conditions, the amounts of receivables in dispute and the current receivables aging and current payment patterns. To the extent identified, account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Revenue recognition

The Company derives revenue from two primary sources, product revenues, which are comprised primarily of direct platform sales revenues and consumables revenues, and service revenues, which are comprised of revenue from joint development agreements, service and warranty, platform support and feasibility studies on the Company’s platforms. Revenues are recognized net of applicable taxes imposed on the related transaction.

The Company recognizes revenue when the Company satisfies the performance obligations under the terms of a contract and control of its products and services is transferred to its customers in an amount that reflects the consideration the Company expects to receive from its customers in exchange for those products and services. This process involves identifying the contract with a customer, determining the performance obligations in the contract, determining the contract price, allocating the contract price to the distinct performance obligations in the contract based on stand-alone selling price, and recognizing revenue when the performance obligations have been satisfied. A performance obligation is considered distinct from other obligations in a contract when it provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and is separately identified in the contract. The Company considers a performance obligation satisfied once it has transferred control of a good or service to the customer, meaning the customer has the ability to use and obtain the benefit of the good or service.

The Company’s agreements with customers often include multiple performance obligations, which can sometimes be included in separate contracts entered into within a reasonably short period of time. The Company considers an entire customer arrangement to determine if separate contracts should be considered combined for the purposes of revenue recognition.

In order to determine the stand-alone selling price, the Company conducts a periodic analysis to determine whether various goods or services have an observable stand-alone selling price as well as to identify significant changes to current stand-alone selling prices. If the Company does not have an observable stand-alone selling price for a particular good or service, then the stand-alone selling price for that particular good or service is estimated using an approach that maximizes the use of observable inputs. The Company’s process for determining stand-alone selling price requires judgment and considers multiple factors that are reasonably available and maximizes the use of observable inputs that may vary over time depending upon the unique facts and circumstances related to each performance obligation. The Company believes that this method results in an estimate that represents the price the Company would charge for the product offerings if they were sold separately.

For most of its performance obligations, the Company has established stand-alone selling price as a range rather than a single value, such range being plus or minus 15% of the median of observable prices. If the contractually stated prices of all the performance obligations in a contract fall within their respective stand-alone selling price ranges, the Company will allocate the transaction price at the contractually stated amounts. In situations where the contractually stated price for one or more performance obligations in a contract fall(s) outside of their respective stand-alone selling price range, the Company will use the mid-point of the respective stand-alone selling price range for performance obligations in the contract priced outside of their respective stand-alone selling price range(s) and the contract values for performance obligations priced within their respective stand-alone selling price range(s), to allocate the transaction price on a relative stand- alone selling price basis.

Taxes, such as sales, value-add and other taxes, collected from customers concurrent with revenue generating activities and remitted to governmental authorities are not included in revenue. Shipping and handling costs associated with outbound freight are accounted for as a fulfillment cost and are included in cost of sales.

The following describes the nature of the Company’s primary types of revenue and the revenue recognition policies and significant payment terms as they pertain to the types of transactions the Company enters into with its customers.

Product revenues

Product revenues are comprised of two major revenue streams, direct platform sales and consumables. Direct platform sales revenues are comprised of advanced automation systems (including fully paid workflow licenses) as well as Culture Station instruments. Consumables revenues are comprised of OptoSelect chips required to run the system as well as reagent kits. The Company’s standard arrangement with its customers is generally a purchase order or an executed contract. Revenue on product sales is recognized when control has transferred to the customer which typically occurs when the product has been shipped to the customer, risk of loss has transferred to the customer and the Company has a present right to payment for the system, chip or kit, as applicable. In certain limited circumstances when a product sale includes client acceptance provisions, the Company will first assess such terms to determine if the control of the good is being transferred to the customer in accordance with the agreed-upon specifications in the contract. To the extent that such acceptance provisions can be objectively determined to be aligned with the standard specifications of the arrangement, are defined and easily evaluated for completion, as well as do not afford the customer any additional rights or create additional performance obligations for the Company, such provisions would be determined perfunctory and would not preclude revenue recognition presuming all other criteria are met. If such acceptance provisions are considered to be substantive, revenue is recognized either when client acceptance has been obtained, client acceptance provisions have lapsed, or the Company has objective evidence that the criteria specified in the client acceptance provisions have been satisfied. Payment terms are generally thirty to ninety days from the date of invoicing.

On a limited basis, the Company also enters into fixed-term sales-type lease arrangements with certain qualified customers. Revenue from sales-type lease arrangements is generally recognized in a manner consistent with platform equipment, assuming all other revenue recognition criteria have been met.

Service revenues

Service revenues primarily consist of joint development agreements, service and warranty, platform support and feasibility studies on the Company’s advanced automation systems and workflows. The Company’s services are provided primarily on a fixed fee basis; from time to time these fixed fee contracts may be invoiced at the outset of the arrangements. The Company recognizes revenue from the sale of extended warranty and enhanced service warranty arrangements over the respective period, while revenue on feasibility studies is recognized over time, using an input measure of progress based on costs incurred to date relative to total expected costs. Revenue on platform support is recognized as the services are performed. Service contracts are typically short-term in nature. Payment terms are generally thirty to ninety days from the date of invoicing.

Joint development agreements are agreements whereby the Company provides services for the development of customized advanced automation systems and workflows to meet a specific customer’s needs. Such contracts generally include defined milestones associated with these development activities over extended periods of time, some in excess of twenty-four months. Typically, there are formal customer acceptance clauses as each milestone is completed, and an approval to proceed with the next milestone is generally required. The Company recognizes revenue over time, using an input measure of progress based on costs incurred to date relative to total expected costs. Payment terms are generally thirty to ninety days from the achievement of each milestone.

The Company places a constraint on a variable consideration estimate that focuses on possible future downward revenue adjustments (i.e., revenue reversals) if there is uncertainty that could prevent a faithful depiction of the consideration to which the Company expects to be entitled to. The constraint estimate is reassessed at each reporting date until the uncertainty is resolved.

Contract assets and contract liabilities

Contract assets include amounts where revenue recognized exceeds the amount invoiced to the customer and the right to payment is not solely subject to the passage of time. The Company’s contract asset balances of $            million and $5.2 million as of September 30, 2020 and December 31, 2019, respectively, are primarily from its development and feasibility study agreements.

Contract liabilities consist of fees invoiced or paid by the Company’s customers for which the associated services have not been performed and revenues have not been recognized based on the Company’s revenue recognition criteria described above. Such amounts are reported as deferred revenue on the consolidated balance sheets. Deferred revenue that is expected to be recognized during the following twelve months is recorded as a current liability and the remaining portion is recorded as non-current.

Contract assets and contract liabilities are reported in a net position on an individual contract basis at the end of each reporting period. Contract assets are classified as current or long-term on the condensed consolidated balance sheet based on the timing of when the Company expects to complete the related performance obligations and invoice the customers. Contract liabilities are classified as current or long-term on the condensed consolidated balance sheet based on the timing when the revenue recognition associated with the related customer payments and invoicing is expected to occur.

Costs to obtain or fulfill a contract

Origination costs relate primarily to the payment of incentive bonuses that are directly related to sales transactions. Fulfillment costs generally include the direct cost of services such as platform support and feasibility studies.

Origination and fulfillment costs that are internal to the Company are generally expensed when incurred because most of those costs are incurred concurrently with the delivery of the related goods and services, which are predominantly recognized at a point in time or are short-term in nature. The origination costs that are related to long-term development agreements are capitalized and amortized over the relevant service period.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation on property and equipment is computed using the straight-line method over the estimated useful lives of the assets, as presented in the table below. Expenditures for major additions and improvements to property and equipment are capitalized and maintenance and repairs are charged to expense as incurred. Assets not yet placed in use are not depreciated.

The estimated useful lives of Company’s property and equipment are as follows:

Equipment, tooling and molds	5-7 years
Computer equipment and software	3-7 years
Furniture, fixtures and other	3-7 years
Leasehold Improvements	Shorter of lease term or estimated useful life

Other assets

Other current assets and other assets consist primarily of prepaid rent, prepaid insurance and advance payments made to certain vendors for future delivery of goods or services and software implementation costs for cloud-based hosting arrangements that are a service contract.

The Company expenses all cloud-based hosting arrangement related costs (internal and external) that were incurred in the planning and post-implementation operation stages of such implementations and capitalizes costs related to the application development stage of such projects. The capitalized costs are amortized on a straight-line basis over the estimated useful life of five years starting on the date that the projects are placed into production and are ready for their intended use.

Deferred offering costs

Deferred offering costs, which consist of direct incremental legal, consulting, banking and accounting fees relating to equity offerings, are capitalized and will be offset against proceeds upon the consummation of the offering within stockholders’ equity.

Research and development costs

Research and development costs primarily consist of salaries, benefits, incentive compensation, stock-based compensation, and allocated facilities costs for employees and contractors engaged in development arrangements, research, regulatory affairs, and product development. The Company expenses all research and development costs in the periods in which they are incurred.

Income taxes

The Company accounts for income taxes under an asset-and-liability approach. Deferred income taxes comprise the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and the amounts recognized for income tax reporting purposes, net operating loss carryforwards, and other tax credits measured by applying currently enacted tax laws. A valuation allowance is provided when necessary to reduce deferred tax assets to an amount that is more likely than not to be realized.

The Company determines whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Company uses a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon tax authority examination, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company’s policy for interest and penalties related to uncertain tax positions is to recognize interest and penalties, if any, as a component of the provision for income taxes in the condensed consolidated statements of operations and to include accrued interest and penalties within the related tax liability line in the condensed consolidated balance sheets.

For all periods presented, the Company has provided a valuation reserve equal to 100% of its deferred tax assets as the Company is not in a position to determine if its operating plans will be successful and result in taxable income to absorb any loss carryforwards.

Stock-based compensation

The Company maintains an incentive compensation plan under which incentive stock options and non-qualified stock options are granted primarily to employees and non-employee consultants.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The fair value of stock-based awards is estimated using the Black-Scholes option pricing model. The Company records forfeitures as they occur.

Fair value measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (see Note 6 to these condensed consolidated financial statements):

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date for identical assets and liabilities.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

Product warranties

The Company provides a one year assurance-type warranty on its platforms and chip consumables. At the time revenue is recognized, the Company establishes an accrual for estimated warranty expenses based on historical data and trends of product reliability and costs of repairing and replacing defective products. The Company exercises judgment in estimating the expected product warranty costs, using data such as the actual and projected product failure rates, estimated repair costs, freight, material, labor, and overhead costs. While management believes that historical experience provides a reliable basis for estimating such warranty cost, unforeseen quality issues or component failure rates could result in future costs in excess of such estimates, or alternatively, improved quality and reliability in the Company’s products could result in actual expenses that are below those currently estimated.

Leases

The Company determines the initial classification and measurement of its right-of-use assets and lease liabilities at the lease commencement date and thereafter, if modified. The lease term includes any renewal options and termination options that the Company is reasonably assured to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, the Company uses its incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that the Company would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment.

Lease expense for operating leases is recognized on a straight-line basis over the reasonably assured lease term based on the total lease payments and is included in operating expenses in the condensed consolidated statements of operations and comprehensive loss.

For all leases, rent payments that are based on a fixed index or rate at the lease commencement date are included in the measurement of lease assets and lease liabilities at the lease commencement date.

The Company has elected the practical expedient to not separate lease and non-lease components. The Company’s non-lease components are primarily related to property maintenance and insurance, which varies based on future outcomes, and thus is recognized in rent expense when incurred.

The Company also acts as a lessor to provide equipment financing through sales-type lease arrangements with certain qualified customers. Revenue from sales-type leases is presented on a gross basis when the company enters into a lease to realize value from a product that it would otherwise sell in its ordinary course of business. Amounts due and receivable under these arrangements are recorded at the outset of the arrangement as a contract asset in prepaid expenses and other current assets until such time that invoices are issued in accordance with the terms of the lease, at which point they are recorded as trade accounts receivable in the condensed consolidated balance sheets.

Net loss attributable to common stockholders per share

Net loss attributable to common stockholders per share is computed by dividing the weighted-average number of common shares outstanding for the period. Diluted net loss per share reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock; however, potential common equivalent shares are excluded if their effect is anti-dilutive. In computing diluted net loss per share, the Company utilizes the treasury stock method.

The Company applies the two-class method to compute basic and diluted net loss or income per share when it has issued shares that meet the definition of participating securities. The two-class method determines net (loss) or income per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires net (loss) income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all net (loss) income for the period had been distributed. The Company’s convertible preferred stock participates in any dividends declared by the Company and are therefore considered to be participating securities. The participating securities are not required to participate in the losses of the Company, and therefore during periods of loss there is no allocation required under the two-class method.

Recently issued and adopted accounting standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Credit losses (Topic 326), which sets forth a “current expected credit loss” (CECL) model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. The standard is effective for fiscal years beginning after December 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted Topic 326 effective January 1, 2020; such adoption did not have a material impact on its condensed consolidated financial statements.

Recently issued but not yet adopted accounting standards

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to intra-period tax allocations and deferred tax accounting on outside basis differences in foreign subsidiaries and equity method investments. Additionally, it provides other simplifying measures for the accounting for income taxes. ASU 2019-12 is effective for the Company in the first quarter of 2021 and early adoption is permitted. The Company has not yet adopted ASU 2019-12 and is currently evaluating the impact the new guidance will have on its financial position, results of operations and cash flows.

(2) Summary of significant accounting policies

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimate of the standalone selling price of performance obligations and allocation of contract price in multiple-element revenue arrangements, total expected costs associated with development agreements, estimated transaction price, including variable consideration, of the Company’s revenue contracts, accruals for product warranties, the fair value of equity awards and related share-based compensation, the collectability of accounts receivable, valuation of inventory and the realizability of deferred income taxes. Actual results could significantly differ from those estimates.

Cash and cash equivalents and restricted cash

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

The Company records cash and cash equivalents as restricted when it is unable to freely use such cash and cash equivalents for general operating purposes. As of December 31, 2018 and 2019, restricted cash consists of cash on deposit in a financial institution that is restricted from use for the Company’s corporate credit card program.

The following table provides a reconciliation of cash and cash equivalents and restricted cash on the consolidated balance sheets to the totals presented on the consolidated statements of cash flows (in thousands):

	December 31,
	2018	2019
Cash and cash equivalents	$99,617	$81,033
Restricted cash	270	270

Total cash and cash equivalents and restricted cash as presented on the consolidated statements of cash flows	$99,887	$81,303

Trade accounts receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ respective financial conditions, the amounts of receivables in dispute and the current receivables aging and current payment patterns. To the extent identified, account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. To date its customers have primarily been large biopharmaceutical and related companies and therefore we have not had any material write-offs or allowance for doubtful accounts in the years ended December 31, 2018 and 2019.

Inventory

Inventories are stated at the lower of cost and net realizable value. Cost is computed using standard cost, which approximates actual cost on a first-in, first-out basis. Inventory that is obsolete or in excess of forecasted usage is written down to its estimated net realizable value based on assumptions about future demand and market conditions. Inventory write-downs are charged to cost of goods sold and establish a new cost basis for the inventory. Costs included in inventories are raw materials, labor, supplies, allocable depreciation of manufacturing facilities and equipment and overhead.

Revenue recognition

The Company early adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”) on January 1, 2018 using the full retrospective method.

The Company derives revenue from two primary sources, Product revenues, which are comprised primarily of direct platform sales revenues and consumables revenues, and Service revenues, which are comprised of revenue from joint development agreements, service and warranty, platform support and feasibility studies on the Company’s platforms. Revenues are recognized net of applicable taxes imposed on the related transaction.

The Company recognizes revenue when the Company satisfies the performance obligations under the terms of a contract and control of its products and services is transferred to its customers in an amount that reflects the consideration the Company expects to receive from its customers in exchange for those products and services. This process involves identifying the contract with a customer, determining the performance obligations in the contract, determining the contract price, allocating the contract price to the distinct performance obligations in the contract based on standalone selling price, and recognizing revenue when the performance obligations have been satisfied. A performance obligation is considered distinct from other obligations in a contract when it provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and is separately identified in the contract. The Company considers a performance obligation satisfied once it has transferred control of a good or service to the customer, meaning the customer has the ability to use and obtain the benefit of the good or service.

The Company’s agreements with customers often include multiple performance obligations, which can sometimes be included in separate contracts entered into within a reasonably short period of time. The Company considers an entire customer arrangement to determine if separate contracts should be considered combined for the purposes of revenue recognition.

In order to determine the stand-alone selling price, the Company conducts a periodic analysis to determine whether various goods or services have an observable stand-alone selling price as well as to identify significant changes to current stand-alone selling prices. If the Company does not have an observable stand-alone selling price for a particular good or service, then the stand-alone selling price for that particular good or service is estimated using an approach that maximizes the use of observable inputs. The Company’s process for determining stand-alone selling price requires judgment and considers multiple factors that are reasonably available and maximizes the use of observable inputs that may vary over time depending upon the unique facts and circumstances related to each performance obligation. The Company believes that this method results in an estimate that represents the price the Company would charge for the product offerings if they were sold separately.

For most of its performance obligations, the Company has established stand-alone selling price as a range rather than a single value, such range being plus or minus 15% of the median of observables prices. If the contractually stated prices of all the performance obligations in a contract fall within their respective stand-alone selling price ranges, the Company will allocate the transaction price at the contractually stated amounts. In situations where the contractually stated price for one or more performance obligations in a contract fall(s) outside of their respective stand-alone selling price range, the Company will use the mid-point of the respective stand-alone selling price range for performance obligations in the contract priced outside of their respective stand-alone selling price range(s) and contract values for performance obligations priced within their respective stand-alone selling price range(s), to allocate the transaction price on a relative stand-alone selling price basis.

Taxes, such as sales, value-add and other taxes, collected from customers concurrent with revenue generating activities and remitted to governmental authorities are not included in revenue. Shipping and handling costs associated with outbound freight are accounted for as a fulfillment cost and are included in cost of sales.

The following describes the nature of the Company’s primary types of revenue and the revenue recognition policies and significant payment terms as they pertain to the types of transactions the Company enters into with its customers.

Product revenues

Product revenues are comprised of two major revenue streams, direct platform sales and consumables. Direct platform sales revenues are comprised of advanced automation systems (including workflow licenses) as well as Culture Stations. Consumables revenues are comprised of OptoSelect Chips required to run the system as well as reagent kits. The Company’s standard arrangement with its customers is generally a purchase order or an executed contract. Revenue is recognized upon transfer of control of the products to the customer, which, for the Company, generally occurs at a point in time upon the completion of installation and training for advanced automation systems or when the product is shipped or delivered for consumables and Culture Stations. Payment terms are generally thirty to ninety days from the date of invoicing.

On a limited basis, the Company also enters into fixed-term sales-type lease arrangements with certain qualified customers. Revenue from sales-type lease arrangements is generally recognized in a manner consistent with platform equipment, assuming all other revenue recognition criteria have been met.

Service revenues

Service revenues primarily consist of joint development agreements, service and warranty, platform support and feasibility studies on the Company’s advanced automation systems and workflows. The Company’s services are provided primarily on a fixed fee basis; from time to time these fixed fee contracts may be invoiced at the outset of the arrangements. The Company recognizes revenue from the sale of an extended warranty, enhanced service warranty arrangements and feasibility studies over the respective period, while revenue on platform support is recognized as the services are performed. Service contracts are typically short-term in nature. Payment terms are generally thirty to ninety days from the date of invoicing.

Joint development agreements are agreements whereby the Company provides services for the development of customized advanced automation systems and workflows to meet a specific customer’s needs. Such contracts generally include defined milestones associated with these development activities over extended periods of time, some in excess of twenty-four months. There are formal customer acceptance clauses as each milestone is completed, and an approval to proceed with the next milestone is generally required. The Company recognizes revenue over time, using an input measure of progress based on costs incurred to date relative to total expected costs. Payment terms are generally thirty to ninety days from the achievement of each milestone.

The Company places a constraint on a variable consideration estimate that focuses on possible future downward revenue adjustments (i.e. revenue reversals) if there is uncertainty that could prevent a faithful depiction of the consideration that the Company expects to be entitled to. The constraint estimate is reassessed at each reporting date until the uncertainty is resolved.

Contract assets and contract liabilities

Contract assets include amounts where revenue recognized exceeds the amount invoiced to the customer and the right to payment is not solely subject to the passage of time. The Company’s contract asset balances of $0.6 million and $5.2 million as of December 31, 2018 and 2019, respectively, are primarily from its development and feasibility study agreements. The Company does not have impairment losses associated with contracts with customers for the years ended December 31, 2018 and 2019.

Contract liabilities consist of fees invoiced or paid by the Company’s customers for which the associated services have not been performed and revenues have not been recognized based on the Company’s revenue recognition criteria described above. Such amounts are reported as deferred revenue on the consolidated balance sheets. Deferred revenue that is expected to be recognized during the following twelve months is recorded as a current liability and the remaining portion is recorded as non-current.

Contract assets and contract liabilities are reported in a net position on an individual contract basis at the end of each reporting period. Contract assets are classified as current or long-term on the consolidated balance sheet based on the timing of when the Company expects to complete the related performance obligations and invoice the customers. Contract liabilities are classified as current or long-term on the consolidated balance sheet based on the timing when the revenue recognition associated to the related customer payments and invoicing is expected to occur.

Costs to obtain or fulfill a contract

Origination costs relate primarily to the payment of incentive bonuses that are directly related to sales transactions. Fulfillment costs generally include the direct cost of services such as platform support and feasibility studies.

Origination and fulfillment costs that are internal to the Company are generally expensed when incurred because most costs are incurred concurrently with the delivery of the related goods and services, which are predominantly recognized at a point in time or short-term in nature. The origination costs that are related to long-term development agreements are capitalized and amortized over the relevant service period.

The origination costs that are related to long-term development agreements are not material as of December 31, 2018 and 2019.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation on plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. Expenditures for major additions and improvements to property and equipment are capitalized and maintenance and repairs are charged to expense as incurred. Assets not yet placed in use are not depreciated.

The estimated useful lives of Company’s property and equipment are as follows:

Equipment, tooling and molds	5—7 years
Computer equipment and software	3—7 years
Furniture, fixtures and other	3—7 years
Leasehold Improvements	Shorter of lease term or estimated useful life

Other assets

Other current assets and other assets consist primarily of prepaid rent, prepaid insurance and advance payments made to certain vendors for future delivery of goods or services and software implementation costs for cloud-based hosting arrangements that are a service contract.

The Company expenses all costs (internal and external) that were incurred in the planning and post-implementation operation stages of such implementations and capitalizes costs related to the application development stage of such projects. The capitalized costs are amortized on a straight-line basis over the estimated useful life of five years starting on the date that the projects are placed into production and are ready for their intended use. As of December 31, 2018 approximately $27,000 and $0.2 million of the capitalized costs were classified in prepaid expenses and other current assets and other assets, respectively. As of December 31, 2019, approximately $0.2 million and $0.9 million of the capitalized costs were classified in prepaid expenses and other current assets and other assets, respectively.

Deferred offering costs

Deferred offering costs, which consist of direct incremental legal, consulting, banking and accounting fees relating to equity offerings, are capitalized and will be offset against proceeds upon the consummation of the offerings within stockholders’ equity. In the event an anticipated offering is terminated, deferred offering costs will be expensed. As of December 31, 2018 and 2019, there were no capitalized deferred offering costs in the consolidated balance sheets.

Research and development costs

Research and development costs primarily consist of salaries, benefits, incentive compensation, stock-based compensation, laboratory supplies, materials expenses and allocated facilities costs for employees and contractors engaged in development arrangements, research, regulatory affairs, and product development. The Company expenses all research and development costs in the periods in which they are incurred.

Advertising expenses

The cost of advertising, marketing and media is expensed as incurred. For the years ended December 31, 2018 and 2019, advertising costs totaled $0.5 million and $1.0 million, respectively.

Income taxes

The Company accounts for income taxes under an asset-and-liability approach. Deferred income taxes comprise the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and the amounts recognized for income tax reporting purposes, net operating loss carryforwards, and other tax credits measured by applying currently enacted tax laws. A valuation allowance is provided when necessary to reduce deferred tax assets to an amount that is more likely than not to be realized.

The Company determines whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Company uses a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon tax authority examination, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company’s policy for interest and penalties related to uncertain tax positions is to recognize interest and penalties, if any, as a component of the provision for income taxes in the consolidated statements of operations and to include accrued interest and penalties within the related tax liability line in the consolidated balance sheets.

Currently, the Company has provided a valuation reserve equal to 100% of its deferred tax assets as the Company is not in a position to determine if its operating plans will be successful and result in taxable income to absorb any loss carryforwards.

Stock-based compensation

The Company maintains an incentive compensation plan under which incentive stock options and nonqualified stock options are granted primarily to employees and non-employee consultants.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The fair value of stock-based awards to employees is estimated using the Black-Scholes option pricing model. The Company records forfeitures as they occur.

Stock-based compensation expense for nonemployee stock options is measured at the grant date based on fair market value using the Black-Scholes option pricing model and is recorded as the options vest. Prior to January 1, 2019, nonemployee stock options subject to vesting were revalued periodically over the requisite service period, which was generally the same as the vesting term of the award. From January 1, 2019, the grant date fair market value of nonemployee stock options is recognized in the consolidated statements of operations on a straight-line basis over the requisite service period and forfeitures are recognized as they occur.

Long-lived assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future undiscounted net cash flows which the assets are expected to generate. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

During the years ended December 31, 2018 and 2019, the Company recorded asset impairments totaling $0.7 million and $0.8 million, respectively, on certain equipment (see Note 7 of these consolidated financial statements).

Fair value measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (see Note 6 to these consolidated financial statements):

•	Level 1 Inputs: Unadjusted quoted prices in active markets accessible to the reporting entity at the measurement date for identical assets or liabilities.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

Product warranties

The Company provides a one-year assurance-type warranty on its platforms and chip consumables. At the time revenue is recognized, the Company establishes an accrual for estimated warranty expenses based on historical data and trends of product reliability and costs of repairing and replacing defective products. The Company exercises judgment in estimating the expected product warranty costs, using data such as the actual and projected product failure rates, estimated repair costs, freight, material, labor, and overhead costs. While management believes that historical experience provides a reliable basis for estimating such warranty cost, unforeseen quality issues or component failure rates could result in future costs in excess of such estimates, or alternatively, improved quality and reliability in the Company’s products could result in actual expenses that are below those currently estimated.

Foreign currency translation and transactions

The Company has determined that the functional and reporting currency for its operations in the United Kingdom is the U.S. Dollar. Gains or losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in other income (expense), net.

Leases

Prior to 2019, the Company recognized rent expense associated with its operating lease agreements on a straight-line basis over the terms of the leases. Incentives granted under its facility leases, including rent holidays, were capitalized and recognized as adjustments to rent expense on a straight-line basis over the terms of the leases.

Effective January 1, 2019, the Company early adopted ASU 2016-02, Leases (Topic 842) (“Topic 842”), using the optional transition method and applied the standard only to leases that existed at that date.

The Company determines the initial classification and measurement of its right-of-use assets and lease liabilities at the lease commencement date and thereafter, if modified. The lease term includes any renewal options and termination options that the Company is reasonably assured to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, the Company uses its incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that the Company would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment.

Lease expense for operating leases is recognized on a straight-line basis over the reasonably assured lease term based on the total lease payments and is included in operating expenses in the consolidated statements of operations and comprehensive income.

For all leases, rent payments that are based on a fixed index or rate at the lease commencement date are included in the measurement of lease assets and lease liabilities at the lease commencement date.

The Company has elected the practical expedient to not separate lease and non-lease components. The Company’s non-lease components are primarily related to property maintenance and insurance, which varies based on future outcomes, and thus is recognized in rent expense when incurred.

The Company also act as a lessor to provide equipment financing through sales-type lease arrangements with certain qualified customers. Revenue from sales-type leases is presented on a gross basis when the company enters into a lease to realize value from a product that it would otherwise sell in its ordinary course of business. Amounts due and receivable under these arrangements are recorded at the outset of the arrangement as a contract asset in prepaid expenses and other current assets until such time that invoices are issued in accordance with the terms of the lease, at which point they are recorded as trade accounts receivable in the consolidated balance sheets.

Net loss attributable to common stockholders per share

Net loss attributable to common stockholders per share is computed by dividing the weighted-average number of common shares outstanding for the period. Diluted net loss per share reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock; however, potential common equivalent shares are excluded if their effect is anti-dilutive. In computing diluted net loss per share, the Company utilizes the treasury stock method.

The Company applies the two-class method to compute basic and diluted net loss or income per share when it has issued shares that meet the definition of participating securities. The two-class method determines net (loss) or income per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires net (loss) income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all net (loss) income for the period had been distributed. The Company’s convertible preferred stock participates in any dividends declared by the Company and are therefore considered to be participating securities. The participating securities are not required to participate in the losses of the Company, and therefore during periods of loss there is no allocation required under the two-class method.

Recently issued and adopted accounting standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASC 606, which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition (Topic 605), and requires the recognition of revenue as promised goods or services are transferred to customers in an amount that reflects the consideration which the entity expects to be entitled to in exchange for those goods or services. ASC 606 also includes Subtopic 340-40, Other Assets and Deferred Costs; Contracts with Customers, which requires the deferral of incremental costs of obtaining a contract with a customer. Collectively, the Company refers to ASC 606 and Subtopic 340-40 as the “new revenue standard”. The Company adopted the new revenue standard on January 1, 2018 using the full retrospective method and have restated the prior reporting period presented under the new rules. Refer to Note 4 of these consolidated financial statements for a summary of the impacts of adopting this standard and for a discussion of the Company’s updated policies related to revenue recognition.

In February 2016, the FASB issued Topic 842, which requires a lessee to recognize on the balance sheets a right-of-use asset, representing its right to use the underlying asset for the lease term, and a corresponding lease liability. The liability is equal to the present value of lease payments while the right-of-use asset is based on the liability, subject to adjustment, such as for initial direct costs. In addition, ASU 2016-02 expands the disclosure requirements for lessees.

Effective January 1, 2019, the Company early adopted ASC Topic 842 using the optional transition method and applied the standard only to leases that existed at that date. Under the optional transition method, the Company does not need to restate the comparative periods in transition and will continue to present financial information and disclosures for periods before January 1, 2019 in accordance with ASC Topic 840. The Company elected the package of practical expedients allowed under ASC Topic 842, which permits the Company to carry forward its historical lease classification, without reassessing the Company’s prior conclusions about lease identification, lease classification and initial direct cost. Further, the Company elected the short-term lease exception as a practical expedient.

As a result of the adoption of the new lease accounting guidance, on January 1, 2019, the Company recognized operating lease right-of-use assets of approximately $8.7 million and operating lease liabilities of approximately $9.8 million. The difference in the operating lease right-of-use assets and operating lease liabilities is due to the derecognition of deferred rent of $1.1 million. The standard did not impact its statements of operations and had no impact on its cash flows, nor did the adoption of this standard result in a cumulative effect adjustment to accumulated deficit.

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments to nonemployees by more closely aligning the accounting for employee and nonemployee share-based payments. This pronouncement is effective for annual reporting periods and interim periods within those annual periods beginning after December 15, 2018. Early adoption is permitted. The Company adopted the provisions of this new guidance effective January 1, 2019, with such adoption not having a material impact to the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (ASC Topic 260); Distinguishing Liabilities from Equity (ASC Topic 480); Derivatives and Hedging (ASC Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception (ASU 2017-11), which served to, amongst other things, eliminated the requirement for equity-linked instruments or embedded equity-linked features to be accounted for as a liability solely because there is a down round feature. This guidance is effective for private entities in annual periods beginning after December 15, 2019 and for public companies in annual and interim periods in fiscal years beginning after December 15, 2018, with early adoption permitted.

ASU 2017-11 can be adopted by means of a cumulative-effect adjustment to the statement of financial position as of the beginning of the first fiscal year and interim period(s) in which it is effective. The cumulative effect of the change should be recognized as an adjustment of the opening balance of retained earnings in the fiscal year and interim period of adoption. Alternatively, it can be adopted retrospectively to outstanding financial instruments with a down round feature for each prior reporting period presented. The Company early adopted ASU 2017-11 retrospectively effective January 1, 2018 by means of a cumulative-effective adjustment to the statement of financial position resulting from the impact of the new guidance on its preferred stock warrants. The following table presents the impact of adoption of ASU 2017-11 to select line items of the Company’s consolidated balance sheet and statement of operations and comprehensive loss as of January 1, 2018 (in thousands):

	As of December 31, 2017	Adjustments	As of January 1, 2018

Liabilities and Stockholders’ Equity:
Accrued expenses and other current liabilities	$2,480	$(319)	$2,161
Total current liabilities	10,433	(319)	10,114
Additional paid-in capital	2,439	270	2,709
Accumulated deficit	(108,710)	49	(108,661)
Total liabilities and stockholders’ equity	23,701	319	24,020

With the exception of the new standards discussed above, there have been no other new accounting pronouncements that have significance, or potential significance, to the Company’s financial position, results of operations and cash flows.

In June 2016, the FASB issued ASU No. 2016-13, Credit losses (Topic 326), which sets forth a “current expected credit loss” (CECL) model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. The standard is effective for fiscal years beginning after December 31, 2020 for private entities and December 31, 2019 for public entities, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted Topic 326 effective January 1, 2020; such adoption did not have a material impact on its unaudited consolidated financial statements.

Recently issued but not yet adopted accounting standards

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to intra-period tax allocations and deferred tax accounting on outside basis differences in foreign subsidiaries and equity method investments. Additionally, it provides other simplifying measures for the accounting for income taxes. ASU 2019-12 is effective for the Company in the first quarter of 2021 and early adoption is permitted. The Company is currently evaluating the impact the new guidance will have on its financial position, results of operations and cash flows.